SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)							3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 20, 2023 $ / shares	Sep. 14, 2023 $ / shares	May 11, 2023 USD ($) shares	Mar. 07, 2022 $ / shares	Jan. 19, 2022 USD ($)	Jul. 01, 2021	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Number $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Apr. 20, 2022 shares	Jan. 02, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Entity state of incorporation									NV
Entity date of incorporation									May 04, 1998		May 04, 1998
Common stock, par value | $ / shares	$ 0.001	$ 0.001		$ 0.001			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Reverse stock split	1-for-600	1-for-600		1-for-8		1-for-2,000					Effective March 7, 2022 and July 1, 2021, we effected an 8 for 1 and 2,000 for 1 reverse stock split, respectively, of our issued and outstanding common stock (the “Reverse Stock Splits”)
Payments to Acquire Businesses, Gross									$ 100,000	$ 250,000	$ 250,000
Notes Payable							$ 3,465,414		3,465,414		4,023,358	3,491,766
Shares value										844,201	165,020
Bad debt expense							0	$ 345,775		345,775		36,456
Stock-based compensation expense							$ 120,981	$ 31,231	$ 641,552	(14,280)
Cumulative effect adjustment on retained earnings														$ 439,857
Cash equivalents											0	0
Stock-based compensation expense											$ 879,671	$ 968,470
Income tax, likelihood description											The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement
Number of operating segments | Number											1
Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]
Property, Plant and Equipment [Line Items]
Cumulative effect adjustment on retained earnings														$ 77,643
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment											3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment											7 years
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Common stock shares issued | shares							269,124		269,124		4,360
Shares value										$ 153	$ 50
Shares issued | shares												17
Asset Purchase Agreement [Member] | Centurion Holdings I LLC [Member]
Property, Plant and Equipment [Line Items]
Business Combination, Consideration Transferred					$ 3,400,000
Payments to Acquire Businesses, Gross					250,000
Payment for Contingent Consideration Liability, Investing Activities					250,000
Repayments of obligation related to equivalent					2,400,000
Common stock shares issued | shares													380,952
Asset Purchase Agreement [Member] | Centurion Holdings I LLC [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Common stock shares issued | shares													635
Asset Purchase Agreement [Member] | Centurion Holdings I LLC [Member] | Promissory Note [Member]
Property, Plant and Equipment [Line Items]
Notes Payable					$ 2,900,000
Asset Purchase Agreement [Member] | Cyren Ltd [Member]
Property, Plant and Equipment [Line Items]
Cash payable			$ 500,000
Shares value			2,000,000
Earn out payments			$ 1,000,000
Shares issued | shares			165,290
Cash obligation			$ 100,000
Board of Directors Chairman [Member]
Property, Plant and Equipment [Line Items]
Common stock, par value | $ / shares							$ 0.001		$ 0.001
Reverse stock split									one share of Common Stock for every 600 shares of Common Stock, which reverse stock split became effective on September 20, 2023